ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Accrued products and licenses costs	$ 63.9	$ 66.0
Marketing expenses payable	4.7	2.3
Income tax payable	10.2	28.6
Legal accrual	15.4	22.5
Other accrued expenses	55.5	57.2
Accrued expenses and other liabilities total	$ 149.7	$ 176.6